Lord Abbett Affiliated Fund, Inc.

     Supplement dated August 2, 1999 to Prospectus dated March 1, 1999

     Starting today, the Fund has changed the sales charges and dealer's concessions that apply to certain purchases of its Class A shares. The new amounts are reflected in the following chart, which replaces and should be referred to in lieu of the information in the "Front-End Sales Charges-Class A Shares" chart in the "Purchases" section of the prospectus and the Dealer's Concessions information in the "Compensation For Your Dealer" section of the prospectus

--------------------------------------------------------------------------------------------------------
                        As a % of          As a % of         To Compute Offering         Dealer's
Your Investment       Offering Price    Your Investment      Price Divide NAV by       Concession
--------------------------------------------------------------------------------------------------------
Less than $50,000          5.75%               6.10%                .9425                   5.00%
--------------------------------------------------------------------------------------------------------
$50,000 to $99,999         4.75%               4.99%                .9525                   4.00%
--------------------------------------------------------------------------------------------------------
$100,000 to $249,999       3.95%               4.11%                .9605                   3.25%
--------------------------------------------------------------------------------------------------------
$250,000 to $499,999       2.75%               2.83%                .9725                   2.25%
--------------------------------------------------------------------------------------------------------
$500,000 to $999,999       1.95%               1.99%                .9805                   1.75%
--------------------------------------------------------------------------------------------------------
$1,000,000 and over  No Sales Charge                               1.0000         Same as in Prospectus
--------------------------------------------------------------------------------------------------------

                                                                        LAA-SUPP
                                                                          (8/99)